Supplement to the
Environment and Alternative Energy Portfolio
April 29, 2017
As Revised December 29, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Environment & Alternative Energy Portfolio has been removed.

ENV-SUM-17-02 1.9886548.101	December 29, 2017